Balance Sheets (Unaudited) - USD ($)		Sep. 30, 2023	Dec. 31, 2022
Current Assets
Cash		$ 644,531	$ 11,470
Prepaid expenses		252,847	80
Total Current Assets		897,378	11,550
Trust account		76,163,232
Deferred offering costs			97,438
Total Assets		77,060,610	108,988
Current Liabilities
Accounts payable and accrued expenses		290,193
Accrued offering costs		75,000	23,438
Advances from related party		29,001	29,001
Due to Sponsor			35,000
Franchise tax payable		21,739
Total Current Liabilities		531,769	87,439
Deferred tax liability		82,214
Deferred underwriting fee payable		2,625,000
Total Liabilities		3,238,983	87,439
Commitments and Contingencies
Stockholders’ (Deficit) Equity
Preferred stock, value
Additional paid in capital			24,712
Accumulated deficit		(2,237,948)	(3,451)
Total Stockholders’ (Deficit) Equity		(2,237,652)	21,549
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		77,060,610	108,988
Class A Common Stock Subject to Possible Redemption
Current Liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 100,000,000 shares authorized; 7,500,000 shares issued and outstanding (at redemption value of $10.14) at September 30, 2023; none at December 31, 2022		76,059,279
Class A Common Stock
Stockholders’ (Deficit) Equity
Common stock, Value		8
Class B Common Stock
Stockholders’ (Deficit) Equity
Common stock, Value	[1],[2]	288	288
Previously Reported
Stockholders’ (Deficit) Equity
Additional paid in capital			24,693
Total Stockholders’ (Deficit) Equity			21,549
Previously Reported | Class B Common Stock
Stockholders’ (Deficit) Equity
Common stock, Value	[3],[4]		307
Related Party
Current Liabilities
Advances from related party		29,001	29,001
Related party payable – administrative fee		13,226
Promissory note – related party		$ 102,610

[1]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).
[2]	Includes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[3]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 (see Notes 5 and 7).
[4]	Includes an aggregate of up to 400,000 shares of Class B common stock that are subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).